Equity	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Equity [Abstract]
EQUITY

Note 13. EQUITY

Stock issuance:

On September 17, 2020, the Company entered into certain securities purchase agreement with certain "non-U.S. Persons" as defined in Regulation S of the Securities Act of 1933, as amended, pursuant to which the Company agreed to sell an aggregate of 720,000 shares of the Company's common stock, no par value, and warrants (the "Warrants") to purchase 720,000 Shares at a per share purchase price of $1.46 (the "Offering"). The net proceeds to the Company from such Offering were approximately $1.05 million. The Warrants will be exercisable on March 16, 2021 at an exercise price of $1.825 for cash (the "Warrant Shares"). The Warrants may also be exercised cashlessly if at any time after March 16, 2021, there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. The Warrants will expire on March 16, 2026. The Warrants are subject to anti-dilution provisions to reflect stock dividends and splits or other similar transactions. The Warrants contain a mandatory exercise right for the Company to force exercise the Warrants if the Company's common stock trades at or above $4.38 for 20 consecutive trading days, provided, among other things, that the shares issuable upon exercise of the are registered or may be sold pursuant to Rule 144 and the daily trading volume exceeds 60,000 shares of Common Stock per trading day on each trading day in a period of 20 consecutive trading days prior to the applicable date.

The Company's outstanding warrants are classified as equity since they qualify for exception from derivative accounting as they are considered to be indexed to the Company's own stock and require net share settlement. The fair value of the warrants were recorded as additional paid-in capital from common stock

Following is a summary of the status of warrants outstanding and exercisable as of September 30, 2020:

	Warrants	Weighted Average Exercise Price

Warrants outstanding, as of June 30, 2020	400,000	$8.75
Issued	720,000	1.83
Exercised	-	-
Expired	-	-

Warrants outstanding, as of September 30, 2020	1,120,000	$4.30

Warrants exercisable, as of September 30, 2020	1,120,000	$4.30

Warrants Outstanding	Warrants Exercisable	Weighted Average Exercise Price	Average Remaining Contractual Life
2018 Series A, 400,000	400,000	$8.75	2.95 years
2020 warrants, 720,000	720,000	$1.83	5.46 years

On December 9, 2019, the Company authorized the cancellation of the 35,099 of the Company's treasury shares. The shares were cancelled as of June 30, 2020. The cancellation has no effect on the Company's total shareholders' equity and earnings per share.

After the close of the stock market on July 7, 2020, the Company effected a l-for-5 reverse stock split of its common stock in order to satisfy continued listing requirements of its common stock on the NASDAQ Capital Market. The reverse stock split was approved by the Company's board of directors and stockholders and was intended to allow the company to meet the minimum share price requirement of $1.00 per share for continued listing on the NASDAQ Capital Market. As a result all common stock share amounts included in this filing have been retroactively reduced by a factor of five, and all common stock per share amounts have been increased by a factor of five. Amounts affected include common stock outstanding, including those that have resulted from the stock options, and warrants that convert to common stock.

Stock based compensation:

In March 2017, the Company entered into a consulting and advisory services agreement with a consulting entity, which provides management consulting services that include marketing program design and implementation and cooperative partner selection and management. The service period began in March 2017 and will end in February 2020. The Company issued 50,000 shares of common stock as remuneration for the services, which were issued as restricted shares at $12.65 per share on March 22, 2017 to the consultant.  These shares were valued at $632,500 and the consulting expense was $52,708 for the three months ended September 30, 2019.

On June 7, 2018, the Company issued 80,000 shares of common stock with a fair value of $508,000 to a consulting entity pursuant to a service agreement. The scope of services primarily covers legal consultation in PRC during the two-year service period from July 2018 to June 2020. The consulting entity is entitled to be granted the common stock on a quarterly basis in eight equal installments. The Company recorded compensation expense of $63,500 for the three months ended September 30, 2019.

On April 8, 2019, the Company entered into a consulting services agreement with a consulting entity, which provides management consulting and advisory services. The scope of services primarily covered advising on business development, strategic planning and compliance during the six months service period from April 8, 2019 to October 7, 2019. The Company issued 60,000 shares of common stock as remuneration for the services, which were issued as restricted shares at $4.25 per share on April 16, 2019 to the consulting entity. These shares were valued at $255,000. The Company recorded compensation expense of $127,500 for the three months ended September 30, 2019.

On July 1, 2019, the Company issued 120,000 restricted shares of common stock with a fair value of $432,000 to a China-based company that specializes in the port agency business and/or its designees pursuant to a consulting service agreement. The scope of services primarily covers business consultation for one year from July 1, 2019 to June 30, 2020. The Company can terminate the agreement if they are not satisfy with the performance of the consulting firm and the consulting firm should return all the issued shares. The Company recorded compensation expense of $108,000 for the three months ended September 30, 2019.

Included in a Board resolution dated January 30, 2016, the Company's CEO is authorized to grant to the employees up to one million shares under the Plan. On July 22, 2019, the Company granted 18,000 shares of restricted common stock valued at $3.50 per share on the grant date with an aggregated fair value of $63,000 under the Plan to one employee, vesting immediately. The Company recorded compensation expense of $63,000 for the three months ended September 30, 2019.

 During the three months ended September 30, 2020 and 2019, nil and $414,708 were recorded as stock-based compensation expense, respectively.

Stock Options:

A summary of the outstanding options is presented in the table below:

	Options	Weighted Average Exercise Price

Options outstanding, as of June 30, 2019	17,000	$6.05
Granted	-	-
Exercised	-	-
Cancelled, forfeited or expired	-	-

Options outstanding, as of June 30, 2020	17,000	$6.05

Options exercisable, as of June 30, 2020	17,000	$6.05

Following is a summary of the status of options outstanding and exercisable at September 30, 2020:

Outstanding Options			Exercisable Options
Exercise Price	Number	Average Remaining Contractual Life	Average Exercise Price	Number	Average Remaining Contractual Life
$10.05	2,000	2.33 years	$10.05	2,000	2.33 years
$5.50	15,000	0.82 years	$5.50	15,000	0.82 years
	17,000			17,000

Note 13. EQUITY

Stock issuance:

The Company's outstanding warrants are classified as equity since they qualify for exception from derivative accounting as they are considered to be indexed to the Company's own stock and require net share settlement. The fair value of the warrants of $881,750 is valued based on the Black-Scholes-Merton model and is recorded as additional paid-in capital from common stock based on the relative fair value of proceeds received using the following assumptions:

Series A
Annual dividend yield	-
Expected life (years)	5.5
Risk-free interest rate	2.72%
Expected volatility	110.31%

Following is a summary of the status of warrants outstanding and exercisable as of June 30, 2020:

	Warrants	Weighted Average Exercise Price

Warrants outstanding, as of June 30, 2019	400,000	$8.75
Issued	-	-
Exercised	-	-
Expired	-	-

Warrants outstanding, as of June 30, 2020	400,000	$8.75

Warrants exercisable, as of June 30, 2020	400,000	$8.75

Warrants Outstanding	Warrants Exercisable	Weighted Average Exercise Price	Average Remaining Contractual Life
2018 Series A, 400,000	400,000	$8.75	3.21 years

On November 13, 2019, the Company entered into a cooperation agreement with Shanming Liang, a director of Guangxi Jinqiao Industrial Group Co., Ltd., to cooperate and expand the bulk cargo container services business. Shanming Liang agreed to purchase 200,000 shares of the Company's common stock at a purchase price of $5.00 per share for aggregate proceeds of $1.0 million. The Company and Mr. Liang further entered into a Share Purchase Agreement on November 14, 2019 to memorialize the transaction aforementioned. Pursuant to the aforementioned agreement, the Company received proceeds of $940,131 for fiscal year 2020. From July to September 2020, the Company received remaining proceeds of $59,869. The full amount of subscription receivable has been paid off.

On December 9, 2019, the Company authorized the cancellation of the 35,099 of the Company's treasury shares. The shares were cancelled as of June 30, 2020. The cancellation has no effect on the Company's total shareholders' equity and earnings per share.

After the close of the stock market on July 7, 2020, the Company effected a l-for-5 reverse stock split of its common stock in order to satisfy continued listing requirements of its common stock on the NASDAQ Capital Market. The reverse stock split was approved by the Company's board of directors and stockholders and was intended to allow the company to meet the minimum share price requirement of $1.00 per share for continued listing on the NASDAQ Capital Market. As a result all common stock share amounts included in this filing have been retroactively reduced by a factor of five, and all common stock per share amounts have been increased by a factor of five. Amounts affected include common stock outstanding, including those that have resulted from the stock options, and warrants that convert to common stock.

Stock based compensation:

In March 2017, the Company entered into a consulting and advisory services agreement with a consulting entity, which provides management consulting services that include marketing program design and implementation and cooperative partner selection and management. The service period began in March 2017 and will end in February 2020. The Company issued 50,000 shares of common stock as remuneration for the services, which were issued as restricted shares at $12.65 per share on March 22, 2017 to the consultant.  These shares were valued at $632,500 and the consulting expense were $140,556 and $210,833 for the years ended June 30, 2020 and 2019, respectively.

On October 23, 2017, the Company issued to its employees 26,000 shares of its restricted common stock valued at $14.00 per share. One quarter of the total number of common stock became vested on each of November 16, 2017, February 16, 2018, May 16, 2018 and August 16, 2018. $91,000 was recorded as compensation expense for the year ended June 30, 2019.

On October 27, 2017, the Company issued 40,000 shares of restricted common stock on the grant date with an aggregated fair value of $548,000 to a consulting company pursuant to a consulting agreement. The scope of services primarily covered advising on business development, strategic planning and compliance during the one-year service period from October 17, 2017 to October 16, 2018. $137,000 was recorded as compensation expense for the year ended June 30, 2019.

On June 7, 2018, the Company issued 80,000 shares of common stock with a fair value of $508,000 to a consulting entity pursuant to a service agreement. The scope of services primarily covers legal consultation in PRC during the two-year service period from July 2018 to June 2020. The consulting entity is entitled to be granted the common stock on a quarterly basis in eight equal installments. The Company recorded compensation expense of $254,000 for both years ended June 30, 2020 and 2019.

On September 21, 2018, the Company issued 86,000 shares of common stock valued at $5.50 per share on the grant date with an aggregated fair value of $473,000 under the 2014 Stock Incentive Plan (the "Plan") to three employees, vesting immediately. The Company recorded compensation expense of $473,000 for the year ended June 30, 2019, respectively.

On December 11, 2018, the Company issued 40,000 shares of common stock valued at $4.45 per share on the grant date with a fair value of $178,000 under the 2014 Stock Incentive Plan to three employees, vesting immediately. The Company recorded compensation expense of $178,000 for the year ended June 30, 2019.

On November 7, 2018, the Board of the Company approved the issuance of 10,000 shares of restricted common stock to a consultant pursuant to an existing consulting agreement. The scope of services primarily covers advising on business development, strategic planning and corporate finance. The grant's fair value of approximately $65,000 was amortized during the remaining service period from November 3, 2018 to May 2, 2019. The Company recorded compensation expense of $65,000 for the year ended June 30, 2019.

On December 31, 2018, the Board of the Company and the Compensation Committee of the Board (the "Committee") approved (i) an increase in the annual salaries of Lei Cao, Chief Executive Officer, Tuo Pan, acting Chief Financial Officer, and Zhikang Huang, Chief Operating Officer (the "C-Level Executives"), effective January 1, 2019, and (ii) a one-time award of a total of 190,000 of the common stock from the shares reserved under the Company's 2014 Stock Incentive Plan (the "Plan") to the C-Level Executives, Chief Technology Officer, Yafei Li and the following members of the Board, effective December 31, 2018, for their valuable contributions to the Company in fiscal 2018: Jing Wang, Tieliang Liu and Bradley A. Haneberg. The Committee recommended and the Board determined to make the following stock grants under the Plan: (i) Chief Executive Officer, Lei Cao, is entitled to a one-time stock award grant of 80,000 shares, (ii) acting Chief Financial Officer, Tuo Pan, is entitled to a one-time stock award grant of 28,000 shares, (iii) Chief Operating Officer, Zhikang Huang, is entitled to a one-time stock award grant of 36,000 shares, (iv) Chief Technology Officer, Yafei Li is entitled to a one-time stock award grant of 16,000 shares, (v) Board member Jing Wang is entitled to a one-time stock award grant of 10,000 shares, (vi) Board member Tieliang Liu is entitled to a one-time stock award grant of 10,000 shares and (vii) Board member Bradley A. Haneberg is entitled to a one-time stock award grant of 10,000 shares. The Company recorded compensation expense of $731,500 for the year ended June 30, 2019.

On April 8, 2019, the Company entered into a consulting services agreement with a consulting entity, which provides management consulting and advisory services. The scope of services primarily covered advising on business development, strategic planning and compliance during the six months service period from April 8, 2019 to October 7, 2019. The Company issued 60,000 shares of common stock as remuneration for the services, which were issued as restricted shares at $4.25 per share on April 16, 2019 to the consulting entity. These shares were valued at $255,000. The Company recorded compensation expense of $127,500 for both years ended June 30, 2020 and 2019.

On July 1, 2019, the Company issued 120,000 restricted shares of common stock with a fair value of $432,000 to a China-based company that specializes in the port agency business and/or its designees pursuant to a consulting service agreement. The scope of services primarily covers business consultation for one year from July 1, 2019 to June 30, 2020. The Company can terminate the agreement if they are not satisfy with the performance of the consulting firm and the consulting firm should return all the issued shares. The Company recorded compensation expense of $432,000 for the year ended June 30, 2020.

Included in a Board resolution dated January 30, 2016, the Company's CEO is authorized to grant to the employees up to one million shares under the Plan. On July 22, 2019, the Company granted 18,000 shares of restricted common stock valued at $3.50 per share on the grant date with an aggregated fair value of $63,000 under the Plan to one employee, vesting immediately. The Company recorded compensation expense of $63,000 for the year ended June 30, 2020.

On August 26, 2019, the Company issued 8,000 shares of common stock valued at $3.60 per share on the grant date with an aggregated fair value of $28,800 to Chineseinvestors.com as settlement of a breach of service contract lawsuit. The Company recorded compensation expense of $28,800 for the year ended June 30, 2020.

On October 3, 2019, the Company issued 46,000 shares of common stock valued at $3.40 per share on the grant date with an aggregated fair value of $156,400 under the Plan to one employee, vesting immediately. The Company recorded compensation expense of $156,400 for the year ended June 30, 2020.

 On October 14, 2019, the Company entered into a consulting services agreement with a consulting entity, which provides management consulting and advisory services. The scope of services primarily covered advising on business development, strategic planning and compliance during the six months service period from October 14, 2019 to April 13, 2020. The Company issued 60,000 shares of common stock valued at $222,000 as remuneration for the services.  The shares bear a standard restrictive legend under the Securities Act of 1933, as amended. The Company recorded compensation expense of $222,000 for the year ended June 30, 2020.

On June 30, 2020, the Company issued 50,000 shares of common stock valued at $3.05 per share on the grant date with a fair value of $152,500 under the 2014 Stock Incentive Plan to two employees, vesting immediately. The Company recorded compensation expense of $152,500 for the year ended June 30, 2020.

 During the years ended June 30, 2020 and 2019, $1,576,756 and $2,267,833 were recorded as stock-based compensation expense, respectively.

Stock Options:

A summary of the outstanding options is presented in the table below:

	Options	Weighted Average Exercise Price

Options outstanding, as of June 30, 2019	17,000	$6.05
Granted	-	-
Exercised	-	-
Cancelled, forfeited or expired	-	-

Options outstanding, as of June 30, 2020	17,000	$6.05

Options exercisable, as of June 30, 2020	17,000	$6.05

Following is a summary of the status of options outstanding and exercisable at June 30, 2020:

Outstanding Options			Exercisable Options
Exercise Price	Number	Average Remaining Contractual Life	Average Exercise Price	Number	Average Remaining Contractual Life
$10.05	2,000	2.59 years	$10.05	2,000	2.59 years
$5.50	15,000	1.07 years	$5.50	15,000	1.07 years
	17,000			17,000